Income Taxes - Schedule of Reconciliation of Statutory Tax Rate and Effective Tax Rate (Detail)	11 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Federal tax at a statutory rate	21.00%	21.00%
Earnings taxed at other than Federal statutory rate	0.30%	6.80%
Non-deductible interest expense	0.00%	(5.70%)
Section 162(m)	0.0	(25.8)
Change in fair value of earnout liability	0.00%	96.70%
Tax basis in acquired IP	0.00%	0.30%
Other	0.00%	4.60%
Change in valuation allowance	(21.30%)	(97.90%)
Income tax provision	0.00%	0.00%